Note 2 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful Lives 1 (Details) - Pieris Pharmaceuticals, Inc. [Member]	Dec. 31, 2023
Laboratory Equipment [Member] | Minimum [Member]
Property and equipment, useful life (Year)	8 years
Laboratory Equipment [Member] | Maximum [Member]
Property and equipment, useful life (Year)	14 years
Office Equipment [Member] | Minimum [Member]
Property and equipment, useful life (Year)	5 years
Office Equipment [Member] | Maximum [Member]
Property and equipment, useful life (Year)	13 years
Computer Equipment [Member] | Minimum [Member]
Property and equipment, useful life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, useful life (Year)	7 years